Offerings - Offering: 1	Feb. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Ally Financial Term Notes, Series A due February 15, 2030
Maximum Aggregate Offering Price	$ 3,688,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 564.63
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.